Employment Benefits - Summary of Employment Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Employment Benefits [Abstract]
Net defined benefit asset	₩ 20,871	₩ 7,231
Net defined benefit obligations	1,675,741	1,907,013
Other long-term employee benefit obligations	₩ 3,417	₩ 3,847